UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $168,124 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     3743   100000 SH       SOLE                   100000
ALIGN TECHNOLOGY INC           COM              016255101     3072   150000 SH       SOLE                   150000
APPLE INC                      COM              037833100    17423    50000 SH       SOLE                    50000
APPLE INC                      COM              037833100     1623    50000 SH  CALL SOLE                                      50000
BAXTER INTL INC                COM              071813109     1455   200000 SH  CALL SOLE                                     200000
BROOKDALE SR LIVING INC        COM              112463104    11200   400000 SH       SOLE                   400000
CAPITALSOURCE INC              COM              14055X102    12320  1750000 SH       SOLE                  1750000
CITIGROUP INC                  COM              172967101      460  2000000 SH  CALL SOLE                                    2000000
CITIGROUP INC                  COM              172967101     3315   750000 SH       SOLE                   750000
CSX CORP                       COM              126408103     3537    45000 SH       SOLE                    45000
CVS CAREMARK CORPORATION       COM              126650100    10982   320000 SH       SOLE                   320000
GENERAL MTRS CO                COM              37045V100     6206   200000 SH       SOLE                   200000
GLOBAL X FDS                   GLB X URANIUM    37950E754     2225   150000 SH       SOLE                   150000
GOOGLE INC                     CL A             38259P508     2489    50000 SH  CALL SOLE                                      50000
HARRIS CORP DEL                COM              413875105     8928   180000 SH       SOLE                   180000
INGRAM MICRO INC               CL A             457153104     5258   250000 SH       SOLE                   250000
ISHARES INC                    MSCI BRAZIL      464286400     2789    36000 SH       SOLE                    36000
ISHARES TR                     DJ US INDUSTRL   464287754      128     1804 SH       SOLE                     1804
ISHARES TR                     CONS SRVC IDX    464287580      113     1600 SH       SOLE                     1600
ISHARES TR                     RUSSELL 2000     464287655      363   250000 SH  CALL SOLE                                     250000
ISHARES TR                     RUSSELL 2000     464287655      720  3100000 SH  PUT  SOLE                                    3100000
ISHARES TR                     DJ US UTILS      464287697        4       54 SH       SOLE                       54
ISHARES TR                     DJ US TELECOMM   464287713       14      571 SH       SOLE                      571
ISHARES TR                     DJ US HEALTHCR   464287762      305     4408 SH       SOLE                     4408
ISHARES TR                     DJ US FINL SEC   464287788       16      279 SH       SOLE                      279
ISHARES TR                     DJ US ENERGY     464287796      109     2403 SH       SOLE                     2403
ISHARES TR                     CONS GOODS IDX   464287812       31      464 SH       SOLE                      464
ISHARES TR                     DJ US BAS MATL   464287838       25      301 SH       SOLE                      301
ISHARES TR                     DJ US TECH SEC   464287721       28      428 SH       SOLE                      428
JINGWEI INTL LTD               COM              47759G108        0    30000 SH       COLE                    30000
JPMORGAN CHASE & CO            COM              46625H100    11525   250000 SH       SOLE                   250000
M & F WORLDWIDE CORP           COM              552541104     6070   241640 SH       SOLE                   241640
MCKESSON CORP                  COM              58155Q103     3953    50000 SH       SOLE                    50000
PERRIGO CO                     COM              714290103     3252    40900 SH       SOLE                    40900
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      408   750000 SH  PUT  SOLE                                     750000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     1495    26035 SH       SOLE                    26035
ROCKWOOD HLDGS INC             COM              774415103     1723    35000 SH       SOLE                    35000
SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 2/0  80517QAA8     7035  6000000 SH       SOLE                  6000000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      640   100000 SH  CALL SOLE                                     100000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      180  1500000 SH  PUT  SOLE                                    1500000
SOFTWARE HOLDRS TR             DEPOSITRY RCPT   83404B103      774    15400 SH       SOLE                    15400
SPDR S&P 500 ETF TR            TR UNIT          78462F103      460  1000000 SH  PUT  SOLE                                    1000000
UNION PAC CORP                 COM              907818108    16716   170000 SH       SOLE                   170000
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4892   100000 SH       SOLE                   100000
WELLPOINT INC                  COM              94973V107    10120   145000 SH       SOLE                   145000